Note 11 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Agreement Date	Counterparty	Effective (start) date:	Termination Date:	Notional amount on effective date	Interest rate payable
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$20,700	2.0800%
March 29, 2017	NORD/LB Bank	May 17, 2017	May 17, 2023	$21,139	2.1900%
March 29, 2018	Alpha Bank	March 29, 2018	February 25, 2025	$21,900	2.9700%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding December 31, 2018	Warrant Shares Outstanding December 31, 2018	Term (in years)	Warrant Exercise Price*	Fair Value – Liability December 31, 2018
1,976,389	424,923	5	$11.60	1,915
Warrants Outstanding June 30, 2019	Warrant Shares Outstanding June 30, 2019	Term (in years)	Warrant Exercise Price	Fair Value – Liability June 30, 2019
333,500	125,896	5	$6.60	281

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2018	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Non-current asset	1,153	-	1,153	-
Current liability	1,915	-	-	1,915
Non-current liability	359	-	359
As of June 30, 2019
Non-current asset	165	-	165	-
Current liability	281	-	-	281
Non-current liability	1,257	-	1,257	-

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2018	1,915
Change in fair value of warrants, included in the condensed consolidated statements of comprehensive loss	1,634
Closing balance – June 30, 2019	281

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2018	Fair Value at June 30, 2019	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2018	Value June 30, 2019
Warrants	1,915	281	Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	110%	60%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain recognized in Statement of comprehensive loss located in gain/(loss) on Derivate Financial Instruments
	Six Months Ended June 30, 2018	Six Months Ended June 30, 2019
Interest rate swaps- change in fair value	1,324	-
Interest rate swaps– realized loss	(81)	(147)
Warrants- change in fair value	(1,113)	1,634
Total	130	1,487

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized (Loss) on cash flow hedges
Balance, December 31, 2018	-
Effective portion of changes in fair value of interest swap contracts	(1,388)
Balance, June 30, 2019	(1,388)